Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income from continuing operations before income taxes

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Domestic	$897	$1,028	$956
Foreign	263	224	175

Income from continuing operations before income taxes	$1,160	$1,252	$1,131

Components of current and deferred portions of the provision for income taxes on continuing operations

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Current income tax provision:
Federal	$77	$240	$220
State and local	26	25	47
Foreign	69	54	38

Subtotal	172	319	305

Deferred income tax provision:
Federal	97	72	61
State and local	15	27	3
Foreign	12	10	5

Subtotal	124	109	69

Total provision for income taxes	$296	$428	$374

Reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations

	Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	2.7	3.1
Foreign income taxes	(2.6)	(1.1)	(1.1)
Manufacturing benefits	(1.6)	(1.6)	(0.9)
Research and experimentation and other tax credits	(1.1)	(1.2)	(1.5)
Resolution of tax contingencies	(7.7)	(0.8)	(2.2)
Goodwill impairment	1.2	—	—
Other, net	0.1	1.2	0.7

Effective income tax rate on continuing operations	25.5%	34.2%	33.1%

Components of net deferred tax assets and liabilities

	December 31,
	2011	2010
	(in millions)
Deferred tax assets:
Inventoried costs	$34	$26
Compensation and benefits	100	88
Pension and postretirement benefits	379	337
Loss carryforwards	18	13
Tax credit carryforwards	10	8
Other	68	84

Gross deferred tax assets	609	556

Less: valuation allowance	(14)	(3)

Net deferred tax assets	595	553

Deferred tax liabilities:
Goodwill and other intangible assets	$593	$530
Income recognition on contracts in process	47	36
Property, plant and equipment	97	62
Other	61	34

Gross deferred tax liabilities	798	662

Total net deferred tax liabilities	$(203)	$(109)

Classification of deferred tax assets and liabilities

	December 31,
	2011	2010
	(in millions)
Current deferred tax assets	$132	$150
Non-current deferred tax liabilities	(335)	(259)

Total net deferred tax liabilities	$(203)	$(109)

Reconciliation of the change in unrecognized income tax benefits, excluding interest and penalties

	2011	2010	2009
	(in millions)
Balance at January 1	$195	$185	$160
Additions for tax positions related to the current year	9	8	10
Additions for tax positions related to prior years	33	49	48
Reductions for tax positions related to prior years	(13)	(47)	—
Reductions for tax positions related to settlements with taxing authorities	(5)	—	(2)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)	—	(31)

Balance at December 31	$143	$195	$185